Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 160,216	$ (123,693)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation	2,644	2,347
Change in operating assets and liabilities
Accounts receivable	81,504	(272,027)
Accounts receivable - related parties	(104,664)	(53,791)
Other receivables - related parties	(63,204)
Prepayments and other current assets	(4,260,708)	(15,051)
Other payables and accrued liabilities	8,542	(1,820)
Income taxes payable	24,284	15,027
Net cash used in operating activities	(4,151,386)	(449,008)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(6,042)	(6,905)
Net cash provided by (used in) investing activities	(6,042)	(6,905)
CASH FLOWS FROM FINANCING ACTIVITIES:
Registered capital contribution	3,582,420	464,078
Advance from customer - related party		614,751
Net cash provided by financing activities	3,582,420	1,078,829
EFFECT OF EXCHANGE RATE ON CASH	(12,698)	10,498
CHANGES IN CASH	(587,706)	633,415
CASH AND CASH EQUIVALENT, beginning of year	634,855	1,440
CASH AND CASH EQUIVALENT, end of year	47,149	634,855
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax
Cash paid for interest